UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

	Thomas R. Westle, Esq.	Sarah E. Cogan, Esq.
	Blank Rome LLP	Simpson Thacher & Bartlett LLP
	405 Lexington Ave	425 Lexington Ave
	New York, NY 10174	New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1 – Schedule of Investments.

Schedule of Investments

Alpine Global Dynamic Dividend Fund

Schedule of Investments, July 31, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (52.0%)
Australia (3.0%)
ABC Learning Centres Ltd.	430,000	2,066,025
Macquarie Bank Ltd.	43,000	2,038,016
Macquarie Communications Infrastructure Group	444,000	2,061,840
Spark Infrastructure Group (1)	200,000	187,744
Transfield Services Ltd.	320,000	2,101,504
Zinifex Ltd.	400,000	3,233,791
		11,688,920
Bermuda (0.3%)
Ship Finance International Ltd.	60,000	1,166,400

Finland (1.6%)
Cargotec Corp.	25,000	1,022,240
Metso Corp.	60,000	2,163,661
Stockmann Oyj Abp	25,000	935,376
Wartsila Oyj Abp	55,000	2,135,813
		6,257,090

France (1.8%)
Accor SA	34,000	2,005,671
Eutelsat Communications (2)	132,000	2,040,264
Total SA	43,500	2,958,938
		7,004,873

Germany (1.0%)
AWD Holding AG	56,000	2,022,278
MLP AG	100,000	1,917,378
		3,939,656

Great Britain (10.7%)
BAE Systems Plc.	600,000	4,004,072
BHP Billiton Plc.	210,000	3,977,733
BP Plc.	57,000	4,133,640
Bunzl Plc.	344,000	4,009,788
Emap Plc.	310,000	4,039,098
Henderson Group Plc.	330,000	482,366
Investec Plc.	78,000	4,072,441
Macquarie Korea Infrastructure Fund (2)	100,000	680,130
Mitchells & Butlers Plc.	200,000	1,983,823
Rio Tinto Plc.	76,000	3,925,429
Topps Tiles Plc.	700,000	3,399,772

Vodafone Group Plc.	3,325,000	7,220,430
Vodafone Group Plc. - B Shares	3,800,000	—
		41,928,722

Greece (0.5%)
OPAP SA	55,000	1,996,704

Hong Kong (0.5%)
Nam Tai Electronics, Inc.	118,000	2,018,980

Ireland (0.9%)
C&C Group Plc.	150,000	1,571,202
Paddy Power Plc.	120,000	2,003,475
		3,574,677

Italy (1.8%)
Autostrade S.p.A.	72,000	2,008,686
ENI S.p.A.	97,500	2,990,362
Lottomatica S.p.A.	55,000	2,044,479
		7,043,527

Netherlands (1.9%)
ABN AMRO Holding NV	70,000	1,937,688
Beter Bed Holdings NV	5,200	113,122
Chicago Bridge & Iron Company NV	127,500	3,093,150
Koninklijke Wessanen NV	105,505	1,536,402
Royal Dutch Shell Plc.	23,000	811,593
		7,491,955

New Zealand (0.5%)
Telecom Corp. of New Zealand Ltd.	820,000	2,073,611

Norway (0.7%)
Aker Yards ASA	13,000	906,166
ProSafe ASA	34,000	2,016,411
		2,922,577

Sweden (1.1%)
Alfa Laval AB	30,000	982,371
D Carnegie & Co. AB	30,000	559,869
OMX AB	60,000	940,746
Securitas AB	100,000	1,866,228
		4,349,214

Switzerland (2.3%)
Credit Suisse Group	35,000	1,961,115
Nobel Biocare Holding AG	8,500	2,013,530
SGS SA	2,200	2,030,962
UBS AG	55,000	2,992,361
		8,997,968

United States (23.4%)
Alberto-Culver Co. - Class B		40,000	1,949,600
Baker Hughes, Inc.		52,000	4,157,400
Canetic Resources Trust		50,000	1,025,500
Caterpillar, Inc.		28,000	1,984,360
Citigroup, Inc.		42,000	2,029,020
Cleveland-Cliffs, Inc.		108,000	3,904,200
Comerica, Inc.		35,000	2,049,250
Computer Programs & Systems, Inc.		22,100	815,269
EI Du Pont de Nemours & Co.		35,000	1,388,100
General Electric Co.		61,000	1,994,090
Goldman Sachs Group, Inc.		13,000	1,985,750
Halliburton Co.		122,000	4,069,920
Harrah’s Entertainment, Inc.		33,000	1,983,630
iShares MSCI EAFE Index Fund		500,000	32,915,000
JPMorgan Chase & Co.		22,000	1,003,640
KB Home		35,000	1,488,200
Legg Mason, Inc.		36,000	3,004,920
Lennar Corp. - Class A		35,000	1,565,550
Macquarie Infrastructure Co. Trust		79,600	2,041,740
MDC Holdings, Inc.		30,000	1,308,900
New York Community Bancorp, Inc.		200,000	3,266,000
Pfizer, Inc.		75,000	1,949,250
Regal Entertainment Group		50,000	983,000
Starwood Hotels & Resorts Worldwide, Inc.		76,500	4,022,370
Textron, Inc.		22,000	1,978,020
Todco - Class A (2)		83,000	3,163,130
United Technologies Corp.		32,000	1,990,080
US Bancorp		70,000	2,240,000
			92,255,889

TOTAL COMMON STOCKS (IDENTIFIED COST $206,499,105)			204,710,763

SHORT TERM INVESTMENTS (100.4%)
Money Market Mutual Fund (5.3%)
AIM Liquid Assets (3)		20,792,326	20,792,326

Commercial Paper (31.7%)
Chesham Financial Commercial Paper	08/02/2006	125,000,000	124,981,806

U.S. Government Agency Obligations (63.4%)
Federal Home Loan Bank Discount Note	08/03/2006	125,000,000	124,964,444
Federal Home Loan Bank Discount Note	08/04/2006	125,000,000	124,946,563
			249,911,007

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $395,685,139)			395,685,139

TOTAL INVESTMENTS (152.4%) (IDENTIFIED COST $602,184,244)	600,395,902

TOTAL LIABILITIES LESS OTHER ASSETS (52.4%)	(206,403,218)

TOTAL NET ASSETS (100.0%)	$393,992,684

OUTSTANDING FORWARD CURRENCY CONTRACTS

				CONTRACT
				VALUE AT	UNREALIZED
	DELIVERY	CONTRACTED		JULY 31,	APPRECIATION/
CONTRACT DESCRIPTION	DATE	AMOUNT		2006	(DEPRECIATION)
British Pound Currency Contract	8/1/06	12,259,534	(GBP)	22,900,892	(10,952)

Income Tax Information:
Gross Appreciation (excess of value over tax cost)					583,190
Gross Depreciation (excess of tax cost over value)					(2,371,532)
Net unrealized Appreciation/(Depreciation)					-1,788,342
Cost of investments for income tax purposes					602,184,244

(1)	Represents an Initial Public Offering
(2)	Non-Income Producing Security
(3)	Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Portfolio Investments

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS
July 31, 2006

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a newly organized, diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and has no operating history. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2. Security Valuation:

The net asset value per common share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The Fund’s net asset value per common share is determined by ALPS, in the manner authorized by the Trustees of the Fund. Net asset value is computed by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

 The Trustees of the Fund have established the following procedures for fair valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Determining fair value involves subjective judgments. It is possible that the fair value determined for a security may differ materially from the value to be realized upon a sale.

The Adviser and the Valuation Committee may implement new pricing methodologies or expand mark-to-market valuation of debt securities whose market prices are not readily available in the future, which may result in a change in the Fund’s net asset value per share. The Fund’s net asset value per share will also be affected by fair value pricing decisions and by changes in the market for such debt securities. The Fund has adopted Fair Valuation Procedures to determine the fair value of a debt security. These Fair Valuation Procedures consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the debt security, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the debt security, the terms and conditions of the debt security and any related agreements, and the position of the debt security in the borrower’s debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of its financial condition, financial statements and information about the borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the debt security, including price quotations for and trading in the debt security and interests in similar debt security and the market environment and investor attitudes towards the debt security and interests in similar debt securities; and (v) general economic and market conditions affecting the fair value of the debt security. The fair value of each debt security is reviewed and approved by the Valuation Committee and the Fund’s Trustees.

Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. Investments in open-end registered investment companies are valued are valued at their net asset value each day. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Fund’s Trustees.

All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value of the Fund generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the NYSE which will not be reflected in the computation of the Fund’s net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

3.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on basis of identified cost for both financial reporting and income tax purposes.

Item 2 – Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 27, 2006

By:	/s/ Sheldon Flamm
Sheldon Flamm
Treasurer (Principal Financial Officer)

Date:	September 27, 2006

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